Other expense	6 Months Ended
Jun. 30, 2017
Other Expense [Abstract]
Other Expense
NOTE 17 - OTHER EXPENSE
As of June 30, 2017, the amount of $1,495 relating to an allowance for doubtful accounts is included in line item “Other expense” of the interim condensed Statements of Operations.
On January 12, 2017, Navios Partners sold the vessel MSC Cristina, which was classified as held for sale as of December 31, 2016, to an unrelated third party. The carrying value of the vessel was $125,000 and sale proceeds less costs to sell totaled $123,740. As of June 30, 2017, a loss of $1,260 had been recognized under the line item “Other expense” of the interim condensed Statements of Operations.